Operating Risk (Tables)	12 Months Ended
Mar. 31, 2019
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

	Percentage of net sales
	Year ended March 31,
	2017	2018	2019

Customer A	12.8%	10.8%	*
Customer B	10.6%	*%	11.5%
Customer C	10.2%	10.8%	*
Customer D	*	12.8%	12.5%
Customer E	*	11.9%	11.1%

*	Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks
	Percentage of
	accounts
	receivable at
	March 31,
	2018	2019

Customer A	15.5%	14.4%
Customer C	*	10.8%
Customer D	21.0%	26.0%
Customer E	12.9%	*

*	Less than 10%